Critical accounting estimates and judgments (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2021 ARS ($)
IfrsStatementLineItems [Line Items]
Electricity discount rate	13.72%
Impairment of property plant and equipment one	$ 17,396
Scenario no1 member
IfrsStatementLineItems [Line Items]
Probability of occurance assigned percentage	30.00%
Scenario no2 member
IfrsStatementLineItems [Line Items]
Probability of occurance assigned percentage	60.00%
Scenario no3 member
IfrsStatementLineItems [Line Items]
Probability of occurance assigned percentage	10.00%